INCOME TAX - Components of income tax expense (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income tax [abstract]
Current period income tax	$ 1,017,411	$ 822,758	$ 1,075,407
Income tax surcharge	27,627	15,625	60,730
Subtotal current period taxes	1,045,038	838,383	1,136,137
Prior years adjustments	(20,491)	(35,553)	(102,937)
Adjustment due to settlement of uncertain tax positions form prior years	(772)	(6,802)	(933)
Deferred taxes current period	286,824	1,467,519	1,256,588
Deferred taxes - Prior years adjustments	(165)	7,857	34,573
Subtotal deferred taxes	286,659	1,475,376	1,291,161
Total tax expense	$ 1,310,434	$ 2,271,404	$ 2,323,428